                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2011-06/30/2012
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2011 - 06/30/2012
SunAmerica Income Funds







==========================  SunAmerica GNMA Fund  ==============================


The Fund did not vote proxies relating to portfolio securities during the period covered by this report



========================= SunAmerica High Yield Bond Fund ======================


GREEKTOWN SUPERHOLDINGS, INC.

Ticker:                      Security ID:  392485108
Meeting Date: MAY 08, 2012   Meeting Type: Proxy Contest
Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      Management Proxy (Blue Card)            None
1.1   Elect Director James A. Barrett, Jr.    For       Did Not Vote Management
1.2   Elect Director John Bitove              For       Did Not Vote Management
1.3   Elect Director George Boyer             For       Did Not Vote Management
1.4   Elect Director Darrell Burks            For       Did Not Vote Management
1.5   Elect Director Michael E. Duggan        For       Did Not Vote Management
1.6   Elect Director Freman Hendrix           For       Did Not Vote Management
1.7   Elect Director Soohyung Kim             For       Did Not Vote Management
1.8   Elect Director Yvette E. Landau         For       Did Not Vote Management
1.9   Elect Director Charles Moore            For       Did Not Vote Management
#     Proposal                                Diss Rec  Vote Cast    Sponsor
      Dissident Proxy (White Card)            None
1.1   Elect Director Neal P. Goldman          For       For          Shareholder
1.2   Management Nominee - James A. Barrett,  For       For          Shareholder
      Jr.
1.3   Management Nominee - George Boyer       For       Withhold     Shareholder
1.4   Management Nominee - Darrell Burks      For       Withhold     Shareholder
1.5   Management Nominee - Michael E. Duggan  For       For          Shareholder
1.6   Management Nominee - Freman Hendrix     For       For          Shareholder
1.7   Management Nominee - Soohyung Kim       For       For          Shareholder
1.8   Management Nominee - Yvette E. Landau   For       For          Shareholder
1.9   Management Nominee - Charles Moore      For       For          Shareholder


--------------------------------------------------------------------------------

MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAR 01, 2012   Meeting Type: Special
Record Date:  JAN 25, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Private Company Resolution: Disclosure  For       For          Management
      Requirements Resolution
2     Private Company Resolution: Ancillary   For       For          Management
      Amendments Resolution
3     Private Company Resolution: Triggering  For       For          Management
      Event Amendment Resolution


--------------------------------------------------------------------------------

MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAY 18, 2012   Meeting Type: Annual
Record Date:  APR 10, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Private Company Resolution: Elect       For       For          Management
      Director Frederick J. Lynch
1.2   Private Company Resolution: Elect       For       For          Management
      Director Robert J. Byrne
1.3   Private Company Resolution: Elect       For       For          Management
      Director Jonathan F. Foster
1.4   Private Company Resolution: Elect       For       For          Management
      Director Kenneth W. Freeman
1.5   Private Company Resolution: Elect       For       For          Management
      Director George A. Lorch
1.6   Private Company Resolution: Elect       For       For          Management
      Director Francis M. Scricco
1.7   Private Company Resolution: Elect       For       For          Management
      Director John C. Wills
2     Private Company Resolution: Approve     For       For          Management
      Deloitte & Touche LLP as Auditors and
      Authorize Board to Fix Their
      Remuneration


--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AH6
Meeting Date: AUG 05, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       Did Not Vote Management
2     Approve Agenda                          For       Did Not Vote Management
3     Elect Minutes Keepers                   For       Did Not Vote Management
4     Concent to Board's Proposals Regarding  For       Did Not Vote Management
      Restructuring of Loans


--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AH6
Meeting Date: AUG 09, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Changes to Bond Agreement       For       For          Management


--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AH6
Meeting Date: NOV 10, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Proposals and Specific          For       For          Management
      Resolutions


--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AL7
Meeting Date: NOV 10, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Proposals and Specific          For       For          Management
      Resolutions




=========================  SunAmerica Strategic Bond Fund ======================


COMPTON PETROLEUM FINANCE CORPORATION

Ticker:                      Security ID:  204755AD4
Meeting Date: JUL 25, 2011   Meeting Type: Special
Record Date:  JUN 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: A Resolution Of  For       For          Management
      Noteholders


=====================  SunAmerica U.S. Government Securities Fund ==============


The Fund did not vote proxies relating to portfolio securities during the period covered by this report.

==============================  Tax Exempt Insured Fund ========================

The Fund did not vote proxies relating to portfolio securities during the period covered by this report.
The Fund liquidated in September 2011.
========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
             ------------------------------------------------------------------
By (Signature and Title)*   John Genoy, President
                         ------------------------------------------------------
Date  8/24/2012
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